Shareholder Report, Line Graph (Details) 197684_Rockefeller US Small Cap Core Fund_Class I_TSR Annual {Class I} - USD ($)				12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Jul. 31, 2023	Nov. 30, 2025
Class I
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
Accumulated Value	$ 1,272,517	$ 957,000	$ 1,000,000	$ 1,237,221
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Total Return Index
Accumulated Value	$ 1,239,461	$ 908,473	$ 1,000,000	$ 1,290,213